Item 1.  Schedule of Investments


T. Rowe Price Spectrum Income Fund
(Unaudited)                                 Percent of           March 31, 2005
PORTFOLIO OF INVESTMENTS (1)+               Net Assets     Shares       Value
(Cost and value in $ 000s)

 T. Rowe Price New Income Fund                 23.7%    123,954,536    1,114,351

 T. Rowe Price High Yield Fund                 17.6     118,436,672    827,872

 T. Rowe Price Equity Income Fund              16.2     29,053,410     758,875

 T. Rowe Price International Bond Fund         12.5     57,976,104     586,139

 T. Rowe Price GNMA Fund                       12.4     61,149,438     583,977

 T. Rowe Price Short-Term Bond Fund            8.5      85,067,364     400,667

 T. Rowe Price Summit Cash Reserves Fund       2.6      120,120,454    120,121

 T. Rowe Price Corporate Income Fund           2.5      12,076,111     116,776

 T. Rowe Price Emerging Markets Bond Fund      2.0      7,072,711      93,360

 T. Rowe Price U.S. Treasury Long-Term Fund    2.0      7,772,619      91,639

 Total Investments in Securities
 100.0% of Net Assets (Cost $4,482,583)                            $  4,693,777

 (1)  Denominated in U.S. dollars unless otherwise noted


 +Affiliated Companies
 ($ 000s)

 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                    Purchase    Sales    Investment              Value
 Affiliate          Cost        Cost     Income         3/31/05       12/31/04

 T. Rowe Price New
 Income Fund        $  99,576   $  -       $ 10,308    $ 1,114,351  $ 1,029,081

 T. Rowe Price High
 Yield Fund            17,775      48,582    15,535      827,872      876,281

 T. Rowe Price
 Equity Income Fund    28,727      107       2,584       758,875      743,541

 T. Rowe Price
 International Bond
 Fund                  53,939      28        3,557       586,139      563,905

 T. Rowe Price GNMA
 Fund                  56,814      28        6,062       583,977      533,800

 T. Rowe Price
 Short-Term Bond Fund  31,337      30,930    3,121       400,667      403,817

 T. Rowe Price
 Summit Cash Reserves
 Fund                  50,997      -         397         120,121      69,123

 T. Rowe Price
 Corporate Income
 Fund                  19,916      -         1,216       116,776      99,653

 T. Rowe Price
 Emerging Markets
 Bond Fund             1,519       -         1,519       93,360       92,279

 T. Rowe Price U.S.
 Treasury Long-Term
 Fund                  902         -         902         91,639       91,285

 Totals                                    $ 45,201    $ 4,693,777  $ 4,502,765


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Spectrum Growth Fund
 (Unaudited)                               Percent of            March 31, 2005
PORTFOLIO OF INVESTMENTS (1)+              Net Assets     Shares      Value
(Cost and value in $ 000s)

 T. Rowe Price Equity Income Fund              16.4%   16,159,569    422,088

 T. Rowe Price Growth Stock Fund               16.1    16,267,921    413,531

 T. Rowe Price Blue Chip Growth Fund           15.2    13,271,968    389,267

 T. Rowe Price New Horizons Fund *             15.1    13,519,239    387,056

 T. Rowe Price International Stock Fund        10.1    20,137,681    258,769

 T. Rowe Price Value Fund                      8.5     9,602,123     217,776

 T. Rowe Price Mid-Cap Value Fund              8.0     9,141,972     206,060

 T. Rowe Price International Growth &
 Income Fund                                   6.2     12,683,032    159,933

 T. Rowe Price Emerging Markets Stock Fund     4.4     5,779,079     114,079

 Total Investments in Securities
 100.0% of Net Assets (Cost $1,981,398)                           $  2,568,559


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)

 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                     Purchase      Sales    Investment            Value
 Affiliate           Cost          Cost     Income       12/31/04    3/31/05
 T. Rowe Price
Equity
 Income Fund         $14,848      $ 2,688    $ 1,439     422,088     417,376

 T. Rowe Price
Growth
 Stock Fund           9,917         1,021       -        413,531     424,516

 T. Rowe Price Blue
 Chip Growth Fund     13,677        1,345       -        389,267     397,638

 T. Rowe Price New
 Horizons Fund        -             1,220       -        387,056     396,713

 T. Rowe Price
 International Stock
 Fund                 -             1,507       -        258,769     261,989

 T. Rowe Price Value
 Fund                 33,752        -           -        217,776     185,914

 T. Rowe Price Mid-
 Cap Value Fund       3,146         843         -        206,060     207,896

 T. Rowe Price
 International
Growth
 & Income Fund        -             1,379       -        159,933     160,607

 T. Rowe Price
 Emerging Markets
 Stock Fund           -             3,155       -        114,079     116,344

 T. Rowe Price
Growth
 & Income Fund       -              21,508      -        -           34,270

 Totals                                      $ 1,439   $ 2,568,559 $ 2,603,263


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Spectrum International Fund
 (Unaudited)                                    Percent of       March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+                  Net Assets   Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price International Stock Fund         46.1%     4,359,977      56,026

 T. Rowe Price European Stock Fund              28.2      1,716,522      34,296

 T. Rowe Price Japan Fund *                     9.7       1,387,080      11,721

 T. Rowe Price Emerging Markets Stock Fund      6.6       407,910        8,052

 T. Rowe Price International Discovery Fund     4.6       167,102        5,578

 T. Rowe Price New Asia Fund                    2.7       323,508        3,306

 T. Rowe Price Emerging Europe &
 Mediterranean Fund *                           2.1       145,435        2,562

 Total Investments in Securities
 100.0% of Net Assets (Cost $119,467)                                 $  121,541


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)


 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                  Purchase  Sales   Investment                 Value
 Affiliate        Cost      Cost    Income              3/31/05    12/31/04

 T. Rowe Price
 International
Stock
 Fund               $  4,781    $ 212   $ -          $  56,026    $  51,746
 T. Rowe Price
 European Stock        2,419      111     -             34,296       31,829
Fund
 T. Rowe Price
Japan
 Fund                  1,333      -       -             11,721       10,455
 T. Rowe Price
 Emerging Markets
 Stock Fund            65         19      -             8,052        7,877
 T. Rowe Price
 International
 Discovery Fund        474        -       -             5,578        4,989
 T. Rowe Price
New
 Asia Fund             -          47      -             3,306        3,298
 T. Rowe Price
 Emerging Europe &
 Mediterranean         -          11      -             2,562        2,326
Fund
 Totals                                 $ -          $  121,541   $  112,520


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

Valuation
Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:
                           Spectrum        Spectrum             Spectrum
                           Growth          Income               International
Cost                      $1,981,398,000  $4,482,583,000      $ 119,467,000
Unrealized appreciation   $ 587,161,000   $ 271,284,000       $ 5,854,000
Unrealized depreciation       -            (60,090,000)        (3,780,000)
Net unrealized appreciation
  (depreciation)          $ 587,161,000   $ 211,194,000       $ 2,074,000


NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At March 31, 2005, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 50.2% of the outstanding shares of the Corporate Income Fund, 42.0% of the outstanding shares of the GNMA Fund, 39.5% of the outstanding shares of the U.S. Treasury Long-Term Fund, 36.2% of the outstanding shares of the New Income Fund, 32.9% of the outstanding shares of the International Bond Fund, 29.9% of the outstanding shares of the Emerging Markets Bond Fund, and 26.8% of the Short-Term Bond Fund. For the period ended March 31, 2005, realized gain/loss on affiliated companies was $17,470,000 for Spectrum Growth Fund, $6,723,000 for Spectrum Income Fund, and ($60,000) for Spectrum International Fund.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005